Annual Total Returns[BarChart] - NVIT Multi-Manager Small Company Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.56%)	15.50%	40.91%	0.82%	(1.63%)	22.83%	13.49%	(12.63%)	25.65%	22.69%